Exhibit 99.1

SLM Student Loan Trust 2013-1

Monthly Servicing Report

Distribution Date 11/26/2018

Collection Period 10/01/2018 - 10/31/2018

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2013-1 Monthly Servicing Report: Collection Period 10/01/2018 - 10/31/2018, Distribution Date 11/26/2018

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	02/14/2013	09/30/2018	10/31/2018
	Principal Balance	$1,181,837,043.20	$513,255,961.05	$507,716,938.79
	Interest to be Capitalized Balance	27,971,606.70	4,847,851.55	4,846,776.81
	Pool Balance	$1,209,808,649.90	$518,103,812.60	$512,563,715.60
	Specified Reserve Account Balance	9,373,341.00	1,295,259.53	1,281,409.29
	Adjusted Pool (1)	$1,219,181,990.90	$519,399,072.13	$513,845,124.89
	Weighted Average Coupon (WAC)	6.88%	6.86%	6.86%
	Number of Loans	271,308	113,346	111,524
	Aggregate Outstanding Principal Balance - Tbill		$1,087,742.96	$1,065,611.50
	Aggregate Outstanding Principal Balance - LIBOR		$517,016,069.64	$511,498,104.10
	Pool Factor		0.414556394	0.410123533
	Since Issued Constant Prepayment Rate		2.95%	2.77%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	10/25/2018	11/26/2018
	A3	78447MAC2	$479,205,081.41	$473,706,673.64
	B	78447MAD0	$35,000,000.00	$35,000,000.00

C	Account Balances	10/25/2018	11/26/2018
	Reserve Account Balance	$1,295,259.53	$1,281,409.29
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$2,250,776.43	$3,308,738.57
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	10/25/2018	11/26/2018
	Adjusted Pool Balance + Supplemental Loan Purchase	$519,399,072.13	$513,845,124.89
	Total Notes	$514,205,081.41	$508,706,673.64
	Difference	$5,193,990.72	$5,138,451.25
	Parity Ratio	1.01010	1.01010

Page 2 of 9	Trust 2013-1 Monthly Servicing Report: Collection Period 10/01/2018 - 10/31/2018, Distribution Date 11/26/2018

II.	Trust Activity 10/01/2018 through 10/31/2018

A	Student Loan Principal Receipts
	Borrower Principal	3,643,813.55
	Guarantor Principal	1,676,590.57
	Consolidation Activity Principal	1,795,609.63
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	4,549.38
	Total Principal Receipts	$7,120,563.13
B	Student Loan Interest Receipts
	Borrower Interest	940,810.48
	Guarantor Interest	61,963.68
	Consolidation Activity Interest	38,826.64
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	372.84
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	41,702.65
	Total Interest Receipts	$1,083,676.29
C	Reserves in Excess of Requirement	$13,850.24
D	Investment Income	$19,996.01
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(1,057,962.14)
M	AVAILABLE FUNDS	$7,180,123.53
N	Non-Cash Principal Activity During Collection Period	$(1,581,540.87)
O	Non-Reimbursable Losses During Collection Period	$39,414.51
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$5,245.13
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2013-1 Monthly Servicing Report: Collection Period 10/01/2018 - 10/31/2018, Distribution Date 11/26/2018

III.	2013-1 Portfolio Characteristics

		10/31/2018				09/30/2018
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.59%	332	$1,620,486.26	0.319%	6.61%	332	$1,618,796.58	0.315%
	GRACE	6.69%	145	$636,955.43	0.125%	6.65%	163	$690,723.35	0.135%
	DEFERMENT	6.77%	9,850	$42,168,304.32	8.305%	6.78%	10,009	$43,098,063.88	8.397%

REPAYMENT:	CURRENT	6.87%	78,678	$336,532,623.92	66.284%	6.87%	80,077	$341,560,208.12	66.548%
	31-60 DAYS DELINQUENT	6.87%	2,764	$14,194,906.90	2.796%	6.85%	2,993	$15,481,767.62	3.016%
	61-90 DAYS DELINQUENT	6.86%	1,208	$6,695,490.69	1.319%	6.85%	1,369	$7,123,543.35	1.388%
	91-120 DAYS DELINQUENT	6.81%	770	$4,329,648.98	0.853%	6.78%	1,132	$5,802,264.73	1.130%
	> 120 DAYS DELINQUENT	6.81%	3,675	$19,782,323.03	3.896%	6.82%	3,852	$20,753,370.23	4.043%

	FORBEARANCE	6.88%	13,507	$78,657,442.64	15.492%	6.90%	12,795	$73,941,744.37	14.406%
	CLAIMS IN PROCESS	6.89%	594	$3,097,522.44	0.610%	6.82%	623	$3,184,244.64	0.620%
	AGED CLAIMS REJECTED	6.80%	1	$1,234.18	0.000%	6.80%	1	$1,234.18	0.000%

TOTAL			111,524	$507,716,938.79	100.00%		113,346	$513,255,961.05	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2013-1 Monthly Servicing Report: Collection Period 10/01/2018 - 10/31/2018, Distribution Date 11/26/2018

IV.	2013-1 Portfolio Characteristics (cont'd)

	10/31/2018	09/30/2018
Pool Balance	$512,563,715.60	$518,103,812.60
Outstanding Borrower Accrued Interest	$14,865,024.83	$14,874,408.28
Borrower Accrued Interest to be Capitalized	$4,846,776.81	$4,847,851.55
Borrower Accrued Interest >30 Days Delinquent	$1,483,875.20	$1,674,851.46
Total # Loans	111,524	113,346
Total # Borrowers	48,339	49,157
Weighted Average Coupon	6.86%	6.86%
Weighted Average Remaining Term	125.88	125.16
Non-Reimbursable Losses	$39,414.51	$27,623.28
Cumulative Non-Reimbursable Losses	$4,368,676.46	$4,329,261.95
Since Issued Constant Prepayment Rate (CPR)	2.77%	2.95%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$327,386.93	$327,386.93
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,656,875.23	$1,835,525.79
Borrower Interest Accrued	$2,683,547.88	$2,619,966.60
Interest Subsidy Payments Accrued	$217,272.10	$214,833.26
Special Allowance Payments Accrued	$32,063.13	$29,050.79

Page 5 of 9	Trust 2013-1 Monthly Servicing Report: Collection Period 10/01/2018 - 10/31/2018, Distribution Date 11/26/2018

V.	2013-1 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- GSL (1) - Subsidized	6.66%	58,455	193,723,121.89	38.156%
	- GSL - Unsubsidized	6.70%	48,938	262,974,982.12	51.796%
	- PLUS (2) Loans	8.46%	4,114	50,961,171.10	10.037%
	- SLS (3) Loans	5.51%	17	57,663.68	0.011%
	- Consolidation Loans	0.00%	0	-	0.000%
	Total	6.86%	111,524	$507,716,938.79	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- Four Year	6.87%	88,662	430,988,802.49	84.888%
	- Two Year	6.77%	18,900	64,084,182.89	12.622%
	- Technical	6.81%	3,961	12,636,197.74	2.489%
	- Other	8.00%	1	7,755.67	0.002%
	Total	6.86%	111,524	$507,716,938.79	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2013-1 Monthly Servicing Report: Collection Period 10/01/2018 - 10/31/2018, Distribution Date 11/26/2018

VI.	2013-1 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$7,180,123.53
A	Primary Servicing Fee	$184,970.80	$6,995,152.73
B	Administration Fee	$6,667.00	$6,988,485.73
C	Class A Noteholders' Interest Distribution Amount	$1,206,054.83	$5,782,430.90
D	Class B Noteholders' Interest Distribution Amount	$126,976.27	$5,655,454.63
E	Reserve Account Reinstatement	-	$5,655,454.63
F	Class A Noteholders' Principal Distribution Amount	$5,498,407.77	$157,046.86
G	Class B Noteholders' Principal Distribution Amount	-	$157,046.86
H	Unpaid Expenses of The Trustees	-	$157,046.86
I	Carryover Servicing Fee	-	$157,046.86
J	Remaining Amounts to the Noteholders after the first auction date	-	$157,046.86
K	Excess Distribution Certificateholder	$157,046.86	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$507,716,938.79
B	Interest to be Capitalized	$4,846,776.81
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,281,409.29
E	Less: Specified Reserve Account Balance	$(1,281,409.29)
F	Total	$512,563,715.60
G	Class A Notes Outstanding (after application of available funds)	$473,706,673.64
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2013-1 Monthly Servicing Report: Collection Period 10/01/2018 - 10/31/2018, Distribution Date 11/26/2018

VII.	2013-1 Distributions

Distribution Amounts

	A3	B
Cusip/Isin	78447MAC2	78447MAD0
Beginning Balance	$479,205,081.41	$35,000,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.55%	1.80%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	10/25/2018	10/25/2018
Accrual Period End	11/26/2018	11/26/2018
Daycount Fraction	0.08888889	0.08888889
Interest Rate*	2.83138%	4.08138%
Accrued Interest Factor	0.002516782	0.003627893
Current Interest Due	$1,206,054.83	$126,976.27
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$1,206,054.83	$126,976.27
Interest Paid	$1,206,054.83	$126,976.27
Interest Shortfall	-	-
Principal Paid	$5,498,407.77	-
Ending Principal Balance	$473,706,673.64	$35,000,000.00
Paydown Factor	0.010220089	0.000000000
Ending Balance Factor	0.880495676	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2013-1 Monthly Servicing Report: Collection Period 10/01/2018 - 10/31/2018, Distribution Date 11/26/2018

VIII.	2013-1 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$514,205,081.41
	Adjusted Pool Balance	$513,845,124.89
	Overcollateralization Amount	$5,138,451.25
	Principal Distribution Amount	$5,498,407.77
	Principal Distribution Amount Paid	$5,498,407.77

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,295,259.53
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,295,259.53
	Required Reserve Acct Balance	$1,281,409.29
	Release to Collection Account	$13,850.24
	Ending Reserve Account Balance	$1,281,409.29

C	Floor Income Rebate Account
	Beginning Period Balance	$2,250,776.43
	Deposits for the Period	$1,057,962.14
	Release to Collection Account	-
	Ending Balance	$3,308,738.57

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2013-1 Monthly Servicing Report: Collection Period 10/01/2018 - 10/31/2018, Distribution Date 11/26/2018